Shareholders' Equity	12 Months Ended
Sep. 30, 2020
Equity [Abstract]
Shareholders' Equity	SHAREHOLDERS' EQUITY
The Company and the Bank are subject to various regulatory capital requirements. Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of Common Equity Tier 1, Tier 1 and Total capital to risk weighted assets (as defined in the regulations) and Tier 1 capital to average assets (as defined in the regulations). Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary action by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. The Company and the Bank are also subject to certain restrictions on the amount of dividends that they may declare without prior regulatory approval.

As of September 30, 2020, and 2019, the Company and the Bank met all capital adequacy requirements to which they are subject, and the OCC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum Common Equity Tier 1, Tier 1 risk-based, Total risk-based and Tier 1 leverage ratios as set forth in the following table. The Bank's actual capital amounts and ratios as of these dates are also presented. There are no conditions or events since that management believes have changed the Bank's categorization.

	Actual		Capital Adequacy Guidelines	Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Ratio	Ratio
September 30, 2020	($ in thousands)
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,687,676	12.93%	4.50%	NA
The Bank	1,625,478	12.46	4.50	6.50%
Tier 1 risk-based capital ratio:
The Company	1,687,676	12.93	6.00	NA
The Bank	1,625,478	12.46	6.00	8.00
Total risk-based capital ratio:
The Company	1,851,136	14.19	8.00	NA
The Bank	1,788,904	13.71	8.00	10.00
Tier 1 leverage ratio:
The Company	1,687,676	9.28	4.00	NA
The Bank	1,625,478	8.94	4.00	5.00

September 30, 2019
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,710,147	14.30%	4.50%	NA
The Bank	1,666,426	13.93	4.50	6.50%
Tier 1 risk-based capital ratio:
The Company	1,710,147	14.30	6.00	NA
The Bank	1,666,426	13.93	6.00	8.00
Total risk-based capital ratio:
The Company	1,848,581	15.45	8.00	NA
The Bank	1,804,860	15.09	8.00	10.00
Tier 1 leverage ratio:
The Company	1,710,147	10.51	4.00	NA
The Bank	1,666,426	10.24	4.00	5.00

At periodic intervals, the Federal Reserve, the OCC and the FDIC routinely examine the Company's and the Bank's financial statements as part of their oversight. Based on their examinations, these regulators can direct that the Company's or Bank's financial statements be adjusted in accordance with their findings.

The Company and the Bank are subject to regulatory restrictions on paying dividends.

The Company has an ongoing share repurchase program and 3,339,530 shares were repurchased during 2020 at a weighted average price of $33.58. In 2019, 4,065,837 shares were repurchased at a weighted average price of $30.46. As of September 30, 2020, management had authorization from the Board of Directors to repurchase up to 4,627,231 additional shares.
The following table sets forth information regarding earnings per share calculations.

Year ended September 30,	2020	2019	2018
Weighted average shares outstanding	76,721,969	80,471,316	85,008,040
Weighted average dilutive warrants	—	4,448	63,079
Weighted average dilutive options	9,495	19,399	38,724
Weighted average diluted shares	76,731,464	80,495,163	85,109,843

Net income (In thousands)	$173,438	$210,256	$203,850
Basic EPS	$2.26	$2.61	$2.40
Diluted EPS	2.26	2.61	2.40